Annual Total Returns [BarChart] - LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	May 01, 2021
Bar Chart Table:
2013	17.49%
2014	2.56%
2015	(3.16%)
2016	3.31%
2017	16.76%
2018	(3.96%)
2019	17.37%
2020	10.89%